SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract Assets
Accounts receivables, unbilled	$ 38	$ 1,253
Accounts receivables, unbilled, fluctuation	$ 1,215
Percentage of fluctuation in account receivables, unbilled	3197.00%
Contract Liabilities
Advances from customers	$ 39,024	51,739
Advances from customers, fluctuation	$ 12,715
Percentage of fluctuation in advances from customers	33.00%
Deferred revenue	$ 51,381	47,854
Deferred revenue, fluctuation	$ (3,527)
Percentage of fluctuation in deferred revenue	(7.00%)
Total contract liability	$ 90,405	$ 99,593
Total contract liability, fluctuation	$ 9,188
Percentage of fluctuation in contract liabilities	10.00%
Revenue recognized from beginning balance of contract liabilities	$ 70,900